Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

File Nos. 033-44909 and 811-06520

MANAGERS AMG FUNDS

Trilogy Emerging Markets Equity Fund

Trilogy Global Equity Fund

Trilogy International Small Cap Fund

(Statement of Additional Information dated March 1, 2014 (“Trilogy SAI”))

MANAGERS TRUST I

Managers AMG FQ Global Alternatives Fund

Managers AMG FQ Global Essentials Fund

Managers AMG FQ Tax-Managed U.S. Equity Fund

Managers AMG FQ U.S. Equity Fund

(Statement of Additional Information dated March 1, 2014 (“FQ SAI”))

Managers AMG TSCM Growth Equity Fund

Managers Frontier Small Cap Growth Fund

Managers Micro-Cap Fund

Managers PIMCO Bond Fund

Managers Real Estate Securities Fund

(Statement of Additional Information dated March 1, 2014 (“Trust I SAI”))

Supplement dated April 28, 2014 to the

Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to Trilogy Emerging Markets Equity Fund, Trilogy Global Equity Fund and Trilogy International Small Cap Fund, each a series of Managers AMG Funds, and Managers AMG FQ Global Alternatives Fund, Managers AMG FQ Global Essentials Fund, Managers AMG FQ Tax-Managed U.S. Equity Fund, Managers AMG FQ U.S. Equity Fund, Managers AMG TSCM Growth Equity Fund, Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund, Managers PIMCO Bond Fund and Managers Real Estate Securities Fund, each a series of Managers Trust I (each, a “Fund” and collectively, the “Funds”), contained in the Trilogy SAI, FQ SAI and Trust I SAI (collectively, the “SAIs”) dated as noted above.

Disclosure Relating to All Funds

Effective as of April 28, 2014, the following entities’ names will change, and references in the SAIs will be superseded, as follows:

Current Name	New Name
Managers AMG Funds	AMG Funds
Managers Trust I	AMG Funds I
Managers Trust II	AMG Funds II
The Managers Funds	AMG Funds III
Managers Investment Group LLC	AMG Funds LLC
Managers Distributors, Inc.	AMG Distributors, Inc.

ST278

In addition, effective as of April 28, 2014, all references in the SAIs to the Managers Fund Complex and Managers Family of Funds will be changed to “AMG Fund Complex” and “AMG Funds family,” respectively.

Trilogy SAI: Disclosure Relating to Trilogy Emerging Markets Equity Fund, Trilogy Global Equity Fund and Trilogy International Small Cap Fund

Effective as of April 28, 2014, the following Funds’ names will change, and references in the Trilogy SAI will be superseded, as follows:

Current Name	New Name
Trilogy Emerging Markets Equity Fund	AMG Trilogy Emerging Markets Equity Fund
Trilogy Global Equity Fund	AMG Trilogy Global Equity Fund
Trilogy International Small Cap Fund	AMG Trilogy International Small Cap Fund

The second paragraph under the heading “Additional Investment Policies – Emerging Market Securities” is deleted in its entirety and replaced with the following:

Investors should be aware that the value of a Fund’s investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, embargoes, economic sanctions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and, therefore, may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect a Fund’s operations and the ability to obtain a judgment against an issuer in an emerging market country.

The second paragraph under the heading “Additional Investment Policies – Foreign Securities” is deleted in its entirety and replaced with the following:

Investment in securities of foreign entities, whether directly or indirectly in the form of ADRs, EDRs, GDRs or similar instruments, and securities denominated in foreign currencies involves risks typically not present to the same degree in domestic investments. Such risks include potential future adverse political and economic developments, possible embargoes or economic sanctions on a country, sector or issuer, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, there may be less publicly available information about foreign issuers or securities than about U.S. issuers or securities, foreign investments may be effected through structures that may be complex or obfuscatory, and foreign issuers are often subject to accounting, auditing and financial reporting standards and requirements and engage in business practices different from those of domestic issuers of similar securities or obligations. With respect to unsponsored ADRs, these programs cover securities of companies that are not required to meet either the reporting or accounting standards of the United States. Foreign issuers also are usually not subject to the same degree of regulation as domestic issuers, and many foreign financial markets, while generally growing in volume, continue to experience substantially less volume than domestic markets, and securities of many foreign companies are less liquid and their prices are more volatile than the securities of comparable U.S. companies. In addition, brokerage commissions, custodial services and other costs related to investment in foreign markets (particularly emerging markets) generally are more expensive than in the United States. Such foreign markets also may have longer settlement periods than markets in the United States as well as different settlement and clearance procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of a portfolio security or, if the Fund had entered into a contract to sell the security, could result in possible liability to the purchaser. Settlement procedures in certain emerging markets also carry with them a heightened risk of loss due to the failure of the broker or other service provider to deliver cash or securities.

FQ SAI: Disclosure Relating to Managers AMG FQ Global Alternatives Fund, Managers AMG FQ Global Essentials Fund, Managers AMG FQ Tax-Managed U.S. Equity Fund and Managers AMG FQ U.S. Equity Fund

Effective as of April 28, 2014, the following Funds’ names will change, and references in the FQ SAI will be superseded, as follows:

Current Name	New Name
Managers AMG FQ Global Alternatives Fund	AMG FQ Global Alternatives Fund
Managers AMG FQ Global Essentials Fund	AMG FQ Global Risk-Balanced Fund
Managers AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ Tax-Managed U.S. Equity Fund
Managers AMG FQ U.S. Equity Fund	AMG FQ U.S. Equity Fund

Trust I SAI: Disclosure Relating to Managers AMG TSCM Growth Equity Fund, Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund, Managers PIMCO Bond Fund and Managers Real Estate Securities Fund

Effective as of April 28, 2014, the following Funds’ names will change, and references in the Trust I SAI will be superseded, as follows:

Current Name	New Name
Managers AMG TSCM Growth Equity Fund	AMG TimesSquare All Cap Growth Fund
Managers Frontier Small Cap Growth Fund	AMG Frontier Small Cap Growth Fund
Managers Micro-Cap Fund	AMG Managers Emerging Opportunities Fund
Managers PIMCO Bond Fund	AMG Managers Total Return Bond Fund
Managers Real Estate Securities Fund	AMG Managers Real Estate Securities Fund

Effective March 31, 2014, Anthony W. Hipple no longer serves as a portfolio manager for the portion of Managers Micro-Cap Fund managed by Lord, Abbett & Co. LLC, a subadvisor of the Fund (“Lord Abbett”). F. Thomas O’Halloran, III, and Arthur K. Weise are the portfolio managers jointly and primarily responsible for the day-to-day management of the portion of Managers Micro-Cap Fund managed by Lord Abbett and have served in that capacity since 2007 and 2013, respectively. Accordingly, all references in the Trust I SAI to Mr. Hipple are hereby deleted and all references to the portfolio managers of the portion of Managers Micro-Cap Fund managed by Lord Abbett shall refer to Messrs. O’Halloran and Weise.

In addition, the table pertaining to Mr. Hipple under the heading “Management of the Funds – Portfolio Managers of the Funds – Managers Micro-Cap Fund – Subadvisor: Lord, Abbett & Co. LLC (“Lord Abbett”) – Other Accounts Managed by the Portfolio Manager(s),” on page 67 of the Trust I SAI is hereby deleted.

Finally, the information regarding Mr. Hipple under the heading “Management of the Funds – Portfolio Managers of the Funds – Managers Micro-Cap Fund – Subadvisor: Lord, Abbett & Co. LLC (“Lord Abbett”) – Portfolio Managers’ Ownership of Fund Shares” on page 68 of the Trust I SAI is hereby deleted.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

File Nos. 033-44909 and 811-06520

MANAGERS AMG FUNDS

AMG SouthernSun Small Cap Fund

AMG SouthernSun U.S. Equity Fund

(Statement of Additional Information dated March 31, 2014 (“SouthernSun SAI”))

MANAGERS TRUST I

Brandywine Fund

Brandywine Blue Fund

Brandywine Advisors Midcap Growth Fund

(Statement of Additional Information dated November 25, 2013, as supplemented December 18, 2013 (“Brandywine SAI”))

Supplement dated April 28, 2014 to the

Statements of Additional Information dated and supplemented as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund, each a series of Managers AMG Funds, and Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund, each a series of Managers Trust I (each, a “Fund” and collectively, the “Funds”), contained in the SouthernSun SAI and Brandywine SAI (collectively, the “SAIs”) dated and supplemented as noted above.

Disclosure Relating to All Funds

Effective as of April 28, 2014, the following entities’ names will change, and references in the SAIs will be superseded, as follows:

Current Name	New Name
Managers AMG Funds	AMG Funds
Managers Trust I	AMG Funds I
Managers Trust II	AMG Funds II
The Managers Funds	AMG Funds III
Managers Investment Group LLC	AMG Funds LLC
Managers Distributors, Inc.	AMG Distributors, Inc.

In addition, effective as of April 28, 2014, all references in the SAIs to the Managers Fund Complex and Managers Family of Funds will be changed to “AMG Fund Complex” and “AMG Funds family,” respectively.

Brandywine SAI: Disclosure Relating to Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund

ST280

Effective as of April 28, 2014, the following Funds’ names will change, and references in the Brandywine SAI will be superseded, as follows:

Current Name	New Name
Brandywine Fund	AMG Managers Brandywine Fund
Brandywine Blue Fund	AMG Managers Brandywine Blue Fund
Brandywine Advisors Midcap Growth Fund	AMG Managers Brandywine Advisors Mid Cap Growth Fund

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE